DERIVATIVE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
DERIVATIVE LIABILITIES [Abstract]
Schedule of Derivative Warrant Liability

	Value	No. of Warrants
Warrants Issued on November 23, 2011- Derivative warrant liability	$1,750,000	105,012,247
Decrease in fair value of derivative warrant liability	(645,501)	(2,669,628)
Balance at September 30, 2012 - Derivative warrant liability	$1,104,499	102,342,619
Decrease in fair value of derivative warrant liability	(620,131)	-
Balance at December 31, 2012 - Derivative warrant liability	$484,368	102,342,619

	Value	No. of Warrants
Warrants Issued on November 23, 2011- Derivative warrant liability	$1,750,000	115,446,100
Decrease in fair value of derivative warrant liability	(645,501)	(2,669,628)

Balance at September 30, 2012 - Derivative warrant liability	$1,104,499	112,776,472

Schedule of Fair Value Assumptions Used for Derivative Warrant Liability

December 31,
2012
Current exercise price	$0.074
Time to expiration	3.90 years
Risk-free interest rate	0.72%
Estimated volatility	280.5%
Dividend	-0-
Stock price on December 31, 2012	$0.064
Expected forfeiture rate	90%

September 30,
2012
Exercise price	$0.074
Time to expiration	0.15 - 4.15 years
Risk-free interest rate	0.17% - 0.62%
Estimated volatility	278%
Dividend	-0-
Stock price on September 30, 2012	$0.092
Expected forfeiture rate	85%- 90%